Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Post-employment benefits
Summary of Post-employment Benefits
	Consolidated
	December 31, 2025	December 31, 2024
Defined contribution
Futura II	386	298
Defined benefit
Futura	146,225	141,050
Health plan	389,815	385,272
	536,040	526,322
Total	536,426	526,620

Summary of defined contribution pension plan

In addition, the indirect subsidiary Compagás performed the actuarial analysis of the defined benefit pension plan, which is in surplus and, therefore, no balances were recorded. The details are below:

December 31, 2025
Liability at year-end	(46,780)
Financial assets at year-end	54,476
Accrued surplus	7,696
Asset limit effect	(7,696)
Liability to be recognized	—

Summary of Defined Benefit Obligation and Fair Value of Plan Assets

The details of the present value of the defined benefit obligation and the fair value of the plan's assets are presented below:

	December 31, 2025	December 31, 2024	December 31, 2023
Actuarial obligation at beginning of the year	1,018,300	1,141,841	1,097,982
Current service cost	378	386	157
Business combination	—	9,560	—
Interest on actuarial obligation	111,130	105,302	107,057
Actuarial (gain) loss arising from financial assumptions	(3,747)	(170,791)	62,807
Actuarial loss (gain) arising from experience adjustment	(8,188)	23,181	(62,889)
Actuarial gains arising from demographic assumptions	—	505	22,116
Benefit payments	(96,934)	(91,684)	(85,389)
Actuarial obligation at the end of the year	1,020,939	1,018,300	1,141,841

Fair value of plan assets at the beginning of the year	(491,978)	(524,527)	(522,474)
Interest income	(51,452)	(46,423)	(49,720)
Return on investments in the year (excluding interest income)	11,730	34,709	2,443
Employer contributions	(50,133)	(43,340)	(40,278)
Benefits paid	96,934	87,603	85,502
Fair value of plan assets at the end of the year	(484,899)	(491,978)	(524,527)

Defined benefit liabilities, net	536,040	526,322	617,314

Summary of Expense Recognized in Profit or Loss

The total expense recognized in financial results is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Current service cost	(378)	(386)	(157)
Interest on actuarial obligation	(59,678)	(58,879)	(57,337)
	(60,056)	(59,265)	(57,494)

Summary of Amount Recognised as Accumulated Other Comprehensive Income

Total amount recognized as other comprehensive income:

	December 31, 2025	December 31, 2024	December 31, 2023
Accumulated at the beginning of the year	290,378	180,311	204,788
Actuarial gain (loss) arising from financial assumptions	3,486	168,351	(62,807)
Actuarial (loss) gain arising from experience adjustment	8,449	(23,575)	62,889
Actuarial loss arising from demographic assumptions	—	—	(22,116)
Return on investments in the year (excluding interest income)	(11,730)	(34,709)	(2,443)
Accumulated at the end of the year	290,583	290,378	180,311

Summary of Plan Assets	The plan's assets consist of the following:
	December 31, 2025		December 31, 2024
	Value	%	Value	%
Fixed income	484,112	100.00%	491,194	100.00%
	484,112	100.00%	491,194	100.00%

Summary of Assumptions to Determine Defined Benefit Obligations

The following are the primary assumptions used to determine the Company's and its subsidiaries' benefit obligations:

	Futura		Health insurance Compagas		Health insurance Comgás
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Discount rate	11.13%	11.07%	7.22% p.a.	7.43% p.a.	7.27% p.a.	12.14% p.a.
Inflation rate	3.50%	3.50%	3.90% p.a.	4.96% p.a.	4.00% p.a.	4.50% p.a.
Future salary increases	N/A	N/A	1.00% p.a.	1.00% p.a.	N/A	N/A
Morbidity (aging factor)	N/A	N/A	2.20% p.a.	2.20% p.a.	3.00% p.a.	3.00% p.a.
Future pension increases	3.50%	3.50%	1.00% p.a.	1.00% p.a.	3.00% p.a.	3.00% p.a.
Overall mortality (segregated by sex)	N/A	N/A	AT-2000 (sex-segregated basic)	AT-2000 (sex-segregated basic)	AT-2000 (10% smoothed)	AT-2000 (10% smoothed)
Disabled mortality	N/A	N/A	Winklevoss	Winklevoss	IAPB-1957	IAPB-1957
Entry into disability (modified)	N/A	N/A	TASA 1927	TASA 1927	UP-84 Modified	UP-84 Modified
Turnover	N/A	N/A	1.49% p.a.	1.43% p.a.	0.60 / (length of service + 1)	0.60 / (length of service + 1)
Retirement age	N/A	N/A	N/A	N/A	100% at age 60	100% at age 60

Summary of Changes in Discount Rate

The discount rate is one of the key actuarial assumptions, as it affects the defined benefit obligation. The table below presents the sensitivity of the defined benefit obligation to changes in the discount rate, while keeping the other assumptions constant:

	Discount rate		Medical inflation
	Increase 0.50%	Reduction 0.50%	Increase 0.50%	Reduction 0.50%
Futura	609,697	652,378	611,199	654,754
Health insurance	(16,918)	18,410	335	(321)